[Chapman and Cutler LLP Letterhead]

March 6, 2024

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Amplify ETF Trust
(Registration Nos. 333-207937 and 811-23108)

To Whom It May Concern:

On behalf of the Amplify ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 331 and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 336 to the Registrant’s registration statement on Form N-1A (the “Amendment”) for the purpose of registering shares of Amplify Weight Loss Drug & Treatment ETF under the 1933 Act and 1940 Act. This Amendment supersedes and replaces post-effective amendment no. 330 under the 1933 Act and post-effective amendment no. 335 under the 1940 Act.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure